Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,367,835.72
Previously Paid Amount	0.00
Total Fee Amount	9,717.80
Total Offset Amount	0.00
Net Fee	$ 9,717.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A